Earnings Per Share - Summary of Antidilutive Securities Excluded from Computation of Earnings Per Share (Detail) - shares	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Unlisted Options [member]
Earnings per share [line items]
Anti-dilutive securities excluded from computation of earnings per share	847,600	38,174,063	38,174,063
Convertible Notes [member]
Earnings per share [line items]
Anti-dilutive securities excluded from computation of earnings per share	23,806,883	90,109,406	82,626,981
Performance rights [member]
Earnings per share [line items]
Anti-dilutive securities excluded from computation of earnings per share	7,563,502	11,837,560	4,941,786
Non-Executive Director Rights [member]
Earnings per share [line items]
Anti-dilutive securities excluded from computation of earnings per share	3,100,000	2,700,291	2,150,581
US Warrants [member]
Earnings per share [line items]
Anti-dilutive securities excluded from computation of earnings per share	2,065,070	36,337,180	36,337,180